CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred Tranche C units
Members' Equity:
Preferred units authorized	Unlimited	Unlimited	Unlimited
Preferred units issued	115,706,938	78,445,361
Preferred units outstanding	115,706,938	78,445,361
Tranche A units
Members' Equity:
Common units authorized	Unlimited	Unlimited	Unlimited
Common units issued	237,434,889	231,404,112
Common units outstanding	237,434,889	231,404,112